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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21664

                      Pioneer Series Trust III
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  June 30

Date of reporting period:  November 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Fundamental Value Fund

 Schedule of Investments 9/28/2012

 Shares

 Value

 COMMON STOCKS - 99.9%

 Energy - 19.2%

 Oil & Gas Drilling - 2.3%

 936,600

 Ensco Plc

 $

 51,100,896

 Integrated Oil & Gas - 10.9%

 1,636,000

 BP Plc (A.D.R.)

 $

 69,300,960

 949,200

 Chevron Corp.

 110,638,752

 640,100

 Occidental Petroleum Corp.

 55,087,006

 $

 235,026,718

 Oil & Gas Exploration & Production - 3.5%

 266,400

 Apache Corp.

 $

 23,035,608

 1,756,700

 Marathon Oil Corp.

 51,945,619

 $

 74,981,227

 Oil & Gas Refining & Marketing - 2.5%

 1,007,300

 Marathon Petroleum Corp. *

 $

 54,988,507

 Total Energy

 $

 416,097,348

 Materials - 4.7%

 Diversified Chemicals - 1.7%

 696,100

 LyondellBasell Industries NV

 $

 35,960,526

 Fertilizers & Agricultural Chemicals - 1.2%

 463,750

 The Mosaic Co.

 $

 26,716,638

 Diversified Metals & Mining - 1.8%

 969,800

 Freeport-McMoRan Copper & Gold, Inc.

 $

 38,384,684

 Total Materials

 $

 101,061,848

 Capital Goods - 6.9%

 Aerospace & Defense - 2.9%

 804,600

 United Technologies Corp.

 $

 62,992,134

 Industrial Conglomerates - 2.4%

 553,000

 3M Co.

 $

 51,108,260

 Construction & Farm Machinery & Heavy Trucks - 1.6%

 387,400

 Cummins, Inc.

 $

 35,722,154

 Total Capital Goods

 $

 149,822,548

 Transportation - 1.6%

 Railroads - 1.6%

 1,709,500

 CSX Corp.

 $

 35,472,125

 Total Transportation

 $

 35,472,125

 Media - 1.8%

 Broadcasting - 1.8%

 1,102,500

 CBS Corp. (Class B)

 $

 40,053,825

 Total Media

 $

 40,053,825

 Retailing - 2.0%

 Department Stores - 2.0%

 1,167,700

 Macy's, Inc.

 $

 43,928,874

 Total Retailing

 $

 43,928,874

 Health Care Equipment & Services - 6.5%

 Health Care Equipment - 3.5%

 1,256,800

 Covidien Plc

 $

 74,679,056

 Managed Health Care - 3.0%

 610,148

 Aetna, Inc.

 $

 24,161,861

 744,700

 UnitedHealth Group, Inc.

 41,263,827

 $

 65,425,688

 Total Health Care Equipment & Services

 $

 140,104,744

 Pharmaceuticals, Biotechnology & Life Sciences - 14.1%

 Pharmaceuticals - 14.1%

 648,990

 Abbott Laboratories

 $

 44,494,754

 953,800

 Johnson & Johnson

 65,726,358

 2,190,000

 Merck & Co., Inc.

 98,769,000

 3,822,600

 Pfizer, Inc.

 94,991,610

 $

 303,981,722

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 303,981,722

 Banks - 7.0%

 Diversified Banks - 4.4%

 2,716,200

 Wells Fargo & Co.

 $

 93,790,386

 Regional Banks - 2.6%

 897,800

 PNC Financial Services Group, Inc.

 $

 56,651,180

 Total Banks

 $

 150,441,566

 Diversified Financials - 11.4%

 Other Diversified Financial Services - 6.6%

 2,032,340

 Citigroup, Inc.

 $

 66,498,165

 1,877,250

 JPMorgan Chase & Co.

 75,991,080

 $

 142,489,245

 Consumer Finance - 4.8%

 907,300

 Capital One Financial Corp.

 $

 51,725,173

 1,295,800

 Discover Financial Services

 51,482,134

 $

 103,207,307

 Total Diversified Financials

 $

 245,696,552

 Insurance - 7.5%

 Life & Health Insurance - 2.3%

 527,100

 Aflac, Inc.

 $

 25,237,548

 692,600

 MetLife, Inc.

 23,866,996

 $

 49,104,544

 Property & Casualty Insurance - 5.2%

 609,800

 ACE, Ltd.

 $

 46,100,880

 865,480

 The Chubb Corp.

 66,018,814

 $

 112,119,694

 Total Insurance

 $

 161,224,238

 Software & Services - 6.6%

 Systems Software - 6.6%

 3,249,900

 Microsoft Corp.

 $

 96,782,022

 1,431,000

 Oracle Corp.

 45,062,190

 $

 141,844,212

 Total Software & Services

 $

 141,844,212

 Technology Hardware & Equipment - 3.0%

 Communications Equipment - 2.1%

 2,430,200

 Cisco Systems, Inc.

 $

 46,392,518

 Computer Hardware - 0.9%

 1,134,000

 Hewlett-Packard Co.

 $

 19,346,040

 Total Technology Hardware & Equipment

 $

 65,738,558

 Semiconductors & Semiconductor Equipment - 1.3%

 Semiconductors - 1.3%

 1,293,000

 Intel Corp.

 $

 29,325,240

 Total Semiconductors & Semiconductor Equipment

 $

 29,325,240

 Telecommunication Services - 6.3%

 Integrated Telecommunication Services - 2.5%

 1,401,800

 AT&T, Inc.

 $

 52,847,860

 Wireless Telecommunication Services - 3.8%

 2,904,300

 Vodafone Group Plc (A.D.R.)

 $

 82,758,028

 Total Telecommunication Services

 $

 135,605,888

 TOTAL COMMON STOCKS

 (Cost $1,936,872,307)

 $

 2,160,399,288

 TOTAL INVESTMENT IN SECURITIES - 99.9%

 (Cost $1,936,872,307) (a)

 $

 2,160,399,288

 OTHER ASSETS & LIABILITIES - 0.1%

 $

 1,285,885

 TOTAL NET ASSETS - 100.0%

 $

 2,161,685,173

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 (a)

 At September 30, 2012, the net unrealized gain on investments based on cost for federal income tax purposes of $1,937,264,263 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

                410,277,843

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

               (187,142,818)

 Net unrealized gain

 $

                223,135,025

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

 See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of September 30, 2012, in valuing the Fund's assets:

 Level 1

 Level 2

 Total

 Common Stocks

$
2,160,399,288

$
-

$
2,160,399,288

 Total

$
2,160,399,288

$
-

$
2,160,399,288

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Series Trust III By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date November 29, 2012 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date November 29, 2012 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date November 29, 2012 * Print the name and title of each signing officer under his or her signature.